Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Oct. 30, 2023
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F of Swvl Holdings Corp amends the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2022 (the “Original 20-F”), which was filed with the U.S. Securities and Exchange Commission on October 30, 2023. The Company is filing this Amendment No. 1 solely to amend certain immaterial edits to the financial statements, as well as furnish the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original 20-F. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL).
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41339
Entity Registrant Name	SWVL HOLDINGS CORP
Entity Central Index Key	0001875609
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Offices 4
Entity Address, Address Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Address, Country	AE
Auditor Name	Grant Thornton Audit and Accounting Limited
Auditor Firm ID	3211
Auditor Location	Dubai, United Arab Emirates
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mostafa Kandil
Entity Address, Address Line One	The Offices 4
Entity Address, Address Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
City Area Code	971
Local Phone Number	42241293
Entity Address, Country	AE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0025 per share
Trading Symbol	SWVL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	5,561,043	6,791,605
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SWVLW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	17,433,253	17,433,253